Income tax credit (Tables)	6 Months Ended
Jun. 30, 2025
Income tax credit
Summary of components of income tax expense (benefit)

	3 months ended June 30,		6 months ended June 30,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Enhanced R&D intensive support	3,122	—	5,892	—
Small and medium-sized Enterprise scheme	—	3,877	—	6,448
Adjustments for R&D tax relief of prior periods	—	—	13,700	—
	3,122	3,877	19,592	6,448